EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 20, 2012	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (shares)			5,769,231
Net loss attributable to Frontline Ltd.	$ (49,017)	$ (166,156)		$ (66,188)	$ (185,935)
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000		77,859,000	77,859,000